Document and Entity Information	Apr. 16, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 16, 2021
Entity Registrant Name	BurgerFi International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38417
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	105 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	844-5528
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory Note: The purpose of this Amendment is to correct an inadvertent error in the prior filing in the date the SEC released the Staff Statement referred to below.
Amendment Flag	true
Entity Central Index Key	0001723580
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ